Loans payable	12 Months Ended
Dec. 31, 2019
19. Loans payable

Loans payable represent borrowings from various individuals and companies through various securities exchanges and loans from shareholders. The average annual interest rates was approximately 9.6% and 10.5% at December 31, 2018 and 2019, respectively.

	As at December 31,
	2018	2019
	RMB’000	RMB’000

Loans payable to third parties	110,917	140,558
Loans payable to related parties(1)	79,500	12,333
Loans payable to shareholders(2)	10,000	20,000
Total	200,417	172,891

As of December 31, 2019, loans payable to third parties, related parties and shareholders are all overdue. Although certain loans payable were negotiated with schedule of repayments, the Group is unable to fulfill those obligations due to liquidity issue.

(1) See Note 27 of Notes to the Consolidated Financial Statements, sub-sections 3.1 and 3.2 of Section 3. Loans payable to related parties for detailed disclosure.

(2) See Note 27 of Notes to the Consolidated Financial Statements, sub-sections 4.1 and 4.4 of Section 4. Loans payable to shareholders for detailed disclosure.